Document And Entity Information	Oct. 14, 2025
Document Information Line Items
Entity Central Index Key	0002085408
Document Type	S-1
Entity Registrant Name	General Purpose Acquisition Corp.
Entity Address, Address Line One	59 Front Street
Entity Address, City or Town	Millbrook
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12545
City Area Code	646
Local Phone Number	387-7129
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	59 Front Street
Entity Address, City or Town	Millbrook
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12545
City Area Code	646
Local Phone Number	387-7129
Contact Personnel Name	Peter C. Georgiopoulos